SCHEDULE OF EXPENSE ASSOCIATED WITH OPERATING LEASES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Variable rent expense					$ 32,000	$ 54,000
Cost of Revenue [Member]
Loss Contingencies [Line Items]
Operating rent expense	$ 19,000	$ 18,000	$ 67,000	$ 66,000	83,000	79,000
Variable rent expense	11,000	11,000	33,000	41,000	52,000	39,000
Research and Development Expense [Member]
Loss Contingencies [Line Items]
Operating rent expense	7,000	19,000	38,000	43,000	63,000	27,000
Variable rent expense	4,000	4,000	9,000	10,000	14,000	22,000
Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Operating rent expense	2,000	4,000	5,000	8,000	11,000	37,000
Variable rent expense	2,000	3,000	6,000	7,000	9,000	34,000
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Operating rent expense	10,000	35,000	52,000	90,000	115,000	66,000
Variable rent expense	$ 8,000	$ 21,000	$ 26,000	$ 64,000	$ 74,000	$ 67,000